Financial Instruments Risk	12 Months Ended
Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments Risk
Financial Instruments Risk

The Company is exposed to a variety of financial instrument related risks. The Board mitigates these risks by assessing, monitoring and approving the Company’s risk management processes.

(a)	Credit risk

Credit risk is the risk of a potential loss to the Company if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is moderately exposed to credit risk from its cash and cash equivalents, restricted cash, and accounts receivable. The risk exposure is limited to their carrying amounts reflected on the statement of financial position. The risk for cash and cash equivalents and restricted cash is mitigated by holding these instruments with highly rated Canadian financial institutions. As the Company does not invest in asset-backed deposits or investments, it does not expect any credit losses. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the financial institutions and the investment grade of its GICs.

Accounts receivable primarily consist of trade accounts receivable and sales tax receivable. The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is generally limited for receivables from government bodies, which generally have low default risk, and medical sales direct to patients, where payment is required prior to the delivery of goods. Credit risk for non-government wholesale customers is assessed on a case-by-case basis and a provision is recorded where required. As of June 30, 2019, $25.1 million of accounts receivable are from non-government wholesale customers. As of June 30, 2019, the Company recognized a $3.1 million provision for expected credit losses.

As at June 30, 2019, the Company’s aging of receivables was as follows:

	June 30, 2019	June 30, 2018
	$	$
0 – 60 days	59,725	13,569
61 – 120 days	43,768	1,527
	103,493	15,096

(b)	Liquidity risk

The composition of the Company’s accounts payable and accrued liabilities was as follows:

	June 30, 2019	June 30, 2018
	$	$
Trade payables	38,671	39,069
Accrued liabilities	79,933	5,967
Payroll liabilities	17,727	2,628
Excise tax payable	10,040	—
Other payables (receivables)	6,513	(208)
	152,884	47,456

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with its financial liabilities when they are due. The Company manages liquidity risk through the management of its capital structure and resources to ensure that it has sufficient liquidity to settle obligations and liabilities when they are due. On August 29, 2018, the Company secured a $200.0 million Credit Facility with BMO, of which a $1.6 million letter of credit is outstanding under Facility A and $146.2 million was outstanding under Facility B as of June 30, 2019 (Note 14(a)). Subsequent to June 30, 2019, the Company elected to amend and upsize the Credit Facility (Note 28). On April 2, 2019, the Company filed a base shelf prospectus (the “Shelf Prospectus”) and a corresponding shelf registration statement on Form F-10 (the “Registration Statement”) with the United States Securities and Exchange Commission (“the SEC”). The Shelf Prospectus and Registration Statement was declared effective on May 9, 2019 and May 10, 2019, respectively, which allows the Company to make offerings of common shares, debt securities, subscription receipts, units, warrants or any combination thereof up to US$750.0 million during the 25-month period that the Shelf Prospectus is effective. Should the Company decide to offer securities during this period, the specific terms, including the use of proceeds from any offering, will be set forth in a related prospectus supplement to the Shelf Prospectus, which will be filed with the applicable Canadian securities regulatory authorities and the SEC. The Company also filed an “At-The-Market” supplement (“ATM”) which provides for securities to be sold by registered dealers on behalf of Aurora through the stock exchanges at prevailing market prices at the time of sale.

In addition to the commitments outlined in Note 22, the Company has the following gross contractual obligations as at June 30, 2019, which are expected to be payable in the following respective periods:

	Total	<1 year	1 - 3 years	3 - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	152,884	152,884	—	—	—
Convertible notes and interest (1)	815,421	264,589	49,665	501,167	—
Loans and borrowings (2)	161,160	23,559	137,284	317	—
Contingent consideration payable	60,769	53,512	7,257	—	—
	1,190,234	494,544	194,206	501,484	—

(1)	Assumes the principal balance of the notes outstanding at June 30, 2019 remains unconverted and includes the estimated interest payable until the maturity date.

(2)	Includes interest payable until maturity date.

(c)	Market risk

Market risk is the risk that changes in the market related factors, such as foreign exchange rates and interest rates, will affect the Company’s (loss) income or the fair value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters.

(i)	Currency risk

The operating results and financial position of the Company are reported in Canadian dollars. As the Company operates internationally, certain of the Company’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of the Company’s operations are, therefore, subject to currency transaction and translation risks.

The Company’s main risk is associated with fluctuations in Euros, Danish Krone, Australian and U.S. dollars. The Company holds cash in Canadian dollars, U.S. dollars, Danish Krone and Euros; investments denominated in Australian and U.S. dollars and C$460.6 million of Senior Notes which are denominated in U.S. dollars. Assets and liabilities are translated based on the Company’s foreign currency translation policy.

The Company has determined that as at June 30, 2019, the effect of a 10% increase or decrease in Euros, Danish Krone, Australian dollars and U.S. dollars against the Canadian dollar on financial assets and liabilities would result in an increase or decrease of approximately $48.9 million (June 30, 2018 - $0.1 million) to net profit (loss) and $20.5 million to comprehensive (loss) income(June 30, 2018 - $0.9 million) for the year ended June 30, 2019.

At June 30, 2019, the Company has not entered into any hedging agreements to mitigate currency risks, respect to foreign exchange rates.

(ii)    Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate due to changes in market interest rates. Cash and cash equivalents bear interest at market rates. The Company’s financial liabilities consist primarily of long-term fixed rate debt or variable rate debt. Fluctuations in interest rates could impact the Company’s cash flows, primarily with respect to the interest payable on the Company’s variable rate debt, which consists of certain borrowings with a total principal value of $146.2 million (June 30, 2018 - nil). If the variable interest rate changed by 10 basis points, the Company would incur an associated increase or decrease in net and comprehensive loss of approximately $8.7 million (June 30, 2018 - nil).

(iii)	Price risk

Price risk is the risk of variability in fair value due to movements in equity or market prices. The Company’s marketable securities and investments are susceptible to price risk arising from uncertainties about their future outlook, future values and the impact of market conditions. The fair value of marketable securities and derivatives held in publicly traded entities are based on quoted market prices which the shares of the investments can be exchanged for. The fair value of marketable securities and derivatives held in privately-held entities are based on various valuation techniques, as detailed in Note 25, and is dependent on the type and terms of the security.

If the fair value of these financial assets were to increase or decrease by 10% as of June 30, 2019, the Company would incur an associated increase or decrease in net and comprehensive (loss) income of approximately $23.0 million (2018 - $29.5 million). See Note 5 for additional details regarding the fair value of marketable securities and derivatives.